Accrued Liabilities - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accrued Liabilities, Current [Abstract]
Commissions	$ 16	$ 466	$ 867
Payroll and related expenses	357	461	683
Royalties	182	416	515
Interest payable	24	76	222
Final loan payment fees	1,624	1,333	783
Other	153	431	351
Total accrued liabilities	$ 2,356	$ 3,183	$ 3,421